Long-Term Borrowing	12 Months Ended
Dec. 31, 2022
Short-Term Borrowings [Abstract]
LONG-TERM BORROWING
11.	LONG-TERM BORROWING

Long-term borrowing represents the amount due to various banks normally maturing over one year. The principal of the borrowings is due at maturity. Accrued interest is due either monthly or quarterly. The bank borrowings are for working capital and capital expenditure purposes. The balance of long-term borrowing consists of the following:

	As of
	December 31,	December 31,
	2021	2022
	RMB	RMB	US$
Postal Savings Bank of China	4,450,000	5,000,000	717,916
Less: to be matured within one year	(600,000)	(600,000)	(86,150)
Total	3,850,000	4,400,000	631,766

On January 1, 2021, JYD HQ entered into a two-year maturity loan agreement with Postal Savings Bank of China in the total amount of RMB5,000,000(US$784,228) with an interest rate of 4.35%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). RMB550,000 was repaid during the year ended December 31, 2021, and the remaining balance was fully repaid on December 28, 2022.

On December 30, 2022, JYD SM entered into a new two-year maturity loan agreement with Postal Savings Bank of China in the total amount of RMB5,000,000(US$717,916) with an interest rate of 4.15%. The loan was guaranteed by Shenzhen SME Financing Guarantee Co., LTD. and shareholders of the Group (Xiaogang Geng and Xiaohua Jia). According to the loan agreement, RMB50,000 (US$7,179) will be paid monthly starting from January 2023 until December 2024, and remaining balance of RMB3,800,000 (US$545,616) will be paid at the end of the loan term.

Interest expenses were RMB nil, RMB197,103 and RMB172,578 (US$24,779) for long-term borrowings for the years ended December 31, 2020, 2021 and 2022, respectively.